Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Abstract]
Net operating loss carry forward	$ 60,675	$ 50,276
Research and Development	11,938	12,266
Other temporary differences mainly relating to reserve and allowances	23,419	28,821
Deferred tax asset before valuation allowance	96,032	91,363
Valuation allowance	(81,665)	(72,588)
Deferred tax asset	14,367	18,775
Acquired intangibles	(627)	(1,046)
Deferred tax asset, net	$ 13,740	$ 17,729